iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  28 .0%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 5,102 $ 1,429,631
Brown-Forman Corp. , Class A ................ 27,307 1,244,926
Brown-Forman Corp. , Class B , NVS ............ 96,936 4,377,630
Celsius Holdings, Inc.
(a)
..................... 99,213 4,646,145
Coca-Cola Co. (The) ...................... 2,101,348 140,243,965
Coca-Cola Consolidated, Inc. ................. 3,321 3,805,501
Constellation Brands, Inc. , Class A ............. 89,695 21,989,626
Keurig Dr Pepper, Inc. ..................... 596,822 20,459,058
Molson Coors Beverage Co. , Class B ........... 98,429 5,201,973
Monster Beverage Corp.
(a)
................... 426,081 21,921,867
PepsiCo, Inc. ........................... 745,389 128,706,319
354,026,641
a
Chemicals  —  1 .7%
Corteva, Inc. ............................ 393,752 22,089,487
a
Consumer Staples Distribution & Retail  —  5 .8%
Albertsons Companies, Inc. , Class A ............ 235,022 4,660,486
Casey's General Stores, Inc. ................. 20,830 8,078,707
Grocery Outlet Holding Corp.
(a)
................ 54,451 1,065,062
Kroger Co. (The) ......................... 373,463 20,353,733
Performance Food Group Co.
(a)
............... 86,096 5,940,624
Sysco Corp. ............................ 280,385 21,491,510
U.S. Foods Holding Corp.
(a)
.................. 128,966 7,014,461
Walgreens Boots Alliance, Inc. ................ 402,703 4,780,085
73,384,668
a
Food Products  —  17 .1%
Archer-Daniels-Midland Co. .................. 277,554 17,211,124
Bunge Global SA ......................... 79,267 8,341,266
Campbell Soup Co. ....................... 107,969 5,059,427
Conagra Brands, Inc. ...................... 268,200 8,131,824
Darling Ingredients, Inc.
(a)
................... 89,265 3,546,498
Flowers Foods, Inc. ....................... 105,683 2,379,981
Freshpet, Inc.
(a)
.......................... 26,196 3,188,053
General Mills, Inc. ........................ 317,921 21,345,216
Hershey Co. (The) ........................ 83,045 16,399,727
Hormel Foods Corp. ....................... 163,043 5,235,311
Ingredion, Inc. ........................... 36,861 4,584,403
J M Smucker Co. (The) ..................... 58,110 6,854,074
Kellanova .............................. 147,564 8,580,847
Kraft Heinz Co. (The) ...................... 500,311 17,615,950
Lamb Weston Holdings, Inc. ................. 81,014 4,862,460
McCormick & Co., Inc. , NVS ................. 141,829 10,922,251
Mondelez International, Inc. , Class A ............ 839,077 57,350,913
Pilgrim's Pride Corp.
(a)
..................... 23,133 953,774
Post Holdings, Inc.
(a)
....................... 27,824 3,042,833
Security Shares Value
a
Food Products (continued)
Seaboard Corp. .......................... 142 $ 461,203
Tyson Foods, Inc. , Class A .................. 158,221 9,635,659
215,702,794
a
Health Care Providers & Services  —  9 .4%
Cencora, Inc. ........................... 94,642 22,513,439
CVS Health Corp. ........................ 767,238 46,287,469
McKesson Corp. ......................... 80,451 49,639,876
118,440,784
a
Household Products  —  24 .0%
Church & Dwight Co., Inc. ................... 137,322 13,458,929
Clorox Co. (The) ......................... 69,874 9,218,477
Colgate-Palmolive Co. ..................... 496,968 49,294,256
Kimberly-Clark Corp. ...................... 189,323 25,568,071
Procter & Gamble Co. (The) ................. 1,264,366 203,259,478
Reynolds Consumer Products, Inc. ............. 30,895 859,499
Spectrum Brands Holdings, Inc. ............... 16,437 1,390,735
303,049,445
a
Personal Care Products  —  1 .9%
BellRing Brands, Inc.
(a)
..................... 73,294 3,758,516
Kenvue, Inc. ............................ 1,077,960 19,931,481
23,689,997
a
Tobacco  —  11 .8%
Altria Group, Inc. ......................... 1,045,555 51,242,650
Philip Morris International, Inc. ................ 853,366 98,273,629
149,516,279
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,276,849,545 ) ............................... 1,259,900,095
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(b) (c)
............................ 1,454,403 1,454,403
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,454,403 ) .................................. 1,454,403
Total Investments — 99.8%
(Cost: $ 1,278,303,948 ) ............................... 1,261,354,498
Other Assets Less Liabilities — 0 .2% ..................... 2,034,890
Net Assets — 100.0% ................................. $ 1,263,389,388
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 2,040,156 $ — $ (2,039,697)
(b)
$ (459) $ — $ — — $ 18,053
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,692,734 — (238,331)
(b)
— — 1,454,403 1,454,403 27,052 —
$ (459) $ —
$ 1,454,403
$ 45,105 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 43 09/20/24 $ 3,400 $ (4,130)

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,259,900,095  $ —  $ —  $ 1,259,900,095
Short-Term Securities
Money Market Funds ...................................... 1,454,403  —  —  1,454,403
$ 1,261,354,498  $ —  $ —  $ 1,261,354,498
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,130) $ —  $ —  $ (4,130)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)